SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Details) - USD ($)	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable (a)	$ 51,961	[1]	$ 27,769	[1],[2]	$ 61,898	[2]
Accrued payroll and welfare payable	42,005		85,362		107,284		16,221
VAT and other taxes payable	3,379		7,416		25,728		1,379
Others (b)	52,189	[3]	58,530	[3],[4]	32,655	[4]	2,296
Total Accounts Payable, Other Payables and Accruals	$ 149,534		$ 179,077		$ 227,565		$ 19,896

[1]	Accounts payable primarily include supplier’s service charge to HHMT and decoration fee payable by ZDSE.
[2]	Accounts payable primarily mainly include supplier’s service charge to HHMT in 2020, and commission payable for students’ referral in 2019.
[3]	Others primarily include office rental and property management fee payable by ZDH’s subsidiaries.
[4]	Others primarily include miscellaneous expenses payable.